LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 11:-	LONG-TERM BANK LOANS

In April and July 2008, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $ 30,000 (the "2008 Loans"). The 2008 Loans bear interest at LIBOR plus 1.3%-1.5% with respect to $ 23,000 of the principal amount of 2008 Loans and LIBOR plus 0.5%-0.65% with respect to the remaining $ 7,000 of principal amount. The principal amount borrowed is repayable in 20 equal quarterly payments through July 2013.

In September and December 2011, the Company entered into loan agreements with banks in Israel that provided for loans in the total principal amount of $ 23,750 (the "2011 Loans"). The 2011 Loans bear interest at LIBOR+2.1%-3.6% with respect to $ 19,850 of the principal amount of the 2011 Loans. The other $ 3,900 of principal amount is required to be maintained as a compensating bank deposit. This portion of the loan bears interest at 0.5% above the interest rate paid on the bank deposit. Of these borrowings, $ 19,850 of the principal amount borrowed is repayable in 20 equal quarterly installments and the remaining $3,900 of principal amount is repayable in 10 equal semiannual payments through September 2017.

As of December 31, 2010 and 2011, the banks have a lien on the Company's assets that secures both the 2008 and 2011 Loans. As of December 31, 2010 and 2011,the Company is required to maintain a total of $ 7,000 and $ 16,450 in compensating balances with the banks, respectively, to secure the 2008 and 2011 Loans. As of December 31, 2010 and 2011, the compensating balances are included in $ 7,000 and $ 7,630 of short-term deposits and $ 0 and $ 8,820 of long-term deposits, respectively. The amount of the compensation balances are allowed to decrease as the Company repays these Loans. The agreements with respect to the 2008 and 2011 Loans require the Company, among other things, to meet certain covenants as to maintaining shareholders' equity, cash balances and liabilities to banks at specified levels and achieving certain levels of operating income.

As of December 31, 2010, the Company was in compliance with its covenants to the banks. As of December 31, 2011 the Company was in compliance with its covenants to the banks except for the covenant not to exceed a certain amount of liabilities to the banks. The Company received a waiver from the banks with respect to this covenant until June 30, 2012. The Company expects to be in compliance with this covenant by the end of the waiver period.